Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of Income Tax Expense

The components of income before income taxes are as follows (in thousands):

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss before income tax expense
Loss from Chinese mainland operations	(74,843)	(149,818)	(45,582)
Loss from non-Chinese mainland operations	(16,700)	(10,135)	(15,945)
Total Loss before income tax expense from continuing operations	(91,543)	(159,953)	(61,527)
Income tax benefit applicable to Chinese mainland operations
Deferred tax	525	525	525
Subtotal income tax benefit applicable to Chinese mainland operations	525	525	525
Non-Chinese mainland withholding tax expense	(4)	(162)	(234)
Total income tax benefit from continuing operations	521	363	291

Schedule of Rate of Loss Before Income Taxes and Actual Provision

Reconciliation between the income tax benefit computed by applying the Enterprise Income Tax (“EIT”) rate to loss before income taxes and actual provision were as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss before income tax	(91,543)	(159,953)	(61,527)
Tax benefit at EIT tax rate of 25%*	(22,886)	(39,989)	(15,382)
Effect of different tax rates applicable to different subsidiaries of the Group	241	18,589	6,579
Effect of changes in tax rates	-	8,158	-
Expired operating loss	-	14,966	31,294
Permanent differences	(2,822)	13,722	1,604
Changes in deferred tax assets valuation allowance	24,946	(15,809)	(24,386)
Income tax benefit	(521)	(363)	(291)

Schedule of Net Operating Tax Loss Carry Forwards

As of December 31, 2024, certain entities of the Group had net operating tax loss carry forwards as follows:

For the year ended December 31,
2024
RMB
Loss expiring in 2025	4,538
Loss expiring in 2026	137,657
Loss expiring in 2027	61,233
Loss expiring in 2028	2,473
Loss expiring in 2029	8,165
Loss expiring in 2030	85,329
Loss expiring in 2031	51,726
Loss expiring in 2032	29,854
Loss expiring in 2033	112,537
Loss expiring in 2034	18,421
511,933

Schedule of Deferred Tax Assets and Liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2023 and 2024:

	December 31, 2023	December 31, 2024
	RMB	RMB
Deferred tax assets：
Net accumulated losses carry forwards	124,740	98,161
Accrued payroll and other expenses	9,480	10,966
Advertising expenses in excess of deduction limit	6,500	6,386
Fair value changes of amounts due to related party	4,237	4,350
Accrued expenses	427	427
Deferred revenue	358	358
Others	1,682	2,390
Deferred tax assets	147,424	123,038
Less: valuation allowance	(147,424)	(123,038)
Deferred tax assets, net	-	-
Deferred tax liabilities：
Identifiable intangible assets arising from acquisition of Cheche Insurance (Note 8)	(2,013)	(1,488)
Deferred tax liabilities	(2,013)	(1,488)

Schedule of Valuation Allowance

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Balance at the beginning of the year	(138,287)	(163,233)	(147,424)
(Additions)/Reversals	(24,946)	15,809	24,386
Balance at end of the year	(163,233)	(147,424)	(123,038)